Note 7 - Preferred Shares - Changes in Preferred Shares and Embedded Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Embedded derivatives derived from series A preferred shares [member]
Statement Line Items [Line Items]
Balance	$ 83,355,470	$ 61,893,086	$ 7,490,662
Issuance of preferred shares
Issuance of preferred shares			4,598,140
Transaction costs
Accretion during the year
Loss on re-measurement at fair value	85,089,013	21,462,384	49,804,284
Original stated capital of preferred shares reclassified as share capital upon conversion
Excess reclassified as contributed surplus (total $173,285,855	(168,444,483)
Balance		83,355,470	61,893,086
Embedded derivatives derived from series B preferred shares [member]
Statement Line Items [Line Items]
Balance	34,469,141	21,949,483
Issuance of preferred shares
Issuance of preferred shares			19,190,008
Transaction costs
Accretion during the year
Loss on re-measurement at fair value	(7,093,016)	12,519,658	2,759,475
Original stated capital of preferred shares reclassified as share capital upon conversion
Excess reclassified as contributed surplus (total $173,285,855	(27,376,125)
Balance		34,469,141	21,949,483
Embedded derivatives derived from series C preferred shares [member]
Statement Line Items [Line Items]
Balance
Issuance of preferred shares	2,715,811
Issuance of preferred shares
Transaction costs
Accretion during the year
Loss on re-measurement at fair value	(93,334)
Original stated capital of preferred shares reclassified as share capital upon conversion
Excess reclassified as contributed surplus (total $173,285,855	(2,622,477)
Balance
Series A preferred shares [member]
Statement Line Items [Line Items]
Balance	24,993,486	23,801,078	14,107,447
Issuance of preferred shares			8,585,449
Transaction costs
Accretion during the year	730,576	1,192,408	1,108,182
Loss on re-measurement at fair value
Original stated capital of preferred shares reclassified as share capital upon conversion	(32,708,047)
Excess reclassified as contributed surplus (total $173,285,855	6,983,985
Balance		24,993,486	23,801,078
Series B preferred shares [member]
Statement Line Items [Line Items]
Balance	42,887,466	40,337,696
Issuance of preferred shares			40,809,133
Transaction costs			(1,742,247)
Accretion during the year	1,575,843	2,549,770	1,270,810
Loss on re-measurement at fair value
Original stated capital of preferred shares reclassified as share capital upon conversion	(59,999,141)
Excess reclassified as contributed surplus (total $173,285,855	15,535,832
Balance		42,887,466	40,337,696
Series C preferred shares [member]
Statement Line Items [Line Items]
Balance
Issuance of preferred shares	7,284,269
Transaction costs	(94,345)
Accretion during the year	172,743
Loss on re-measurement at fair value
Original stated capital of preferred shares reclassified as share capital upon conversion	(10,000,080)
Excess reclassified as contributed surplus (total $173,285,855	2,637,413
Balance